Advances for Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Advances For Assets Acquisition And Assets Under Construction
Advances for vessels, beginning balance	$ 9,126	$ 19,294
Additions for advances, including capitalized expenses and interest	109,694	49,097
Transferred to vessel cost (refer to Note 4)	(62,336)	(59,265)
Advances for vessels, ending balance	$ 56,484	$ 9,126